Segment reporting (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information
Real estate lease income (loss)	$ 20,782,612	$ 19,781,344	$ 34,792,485
Total revenue	950,012,173	1,536,017,781	1,745,763,191
Cost of real estate lease income	(20,287,953)	(22,438,180)	(36,122,097)
Total costs of revenue	(878,056,065)	(1,468,080,865)	(1,453,296,443)
Gross profit	71,956,108	67,936,916	292,466,748
Operating expenses	(127,046,010)	(253,979,411)	(227,463,083)
Impairment losses on goodwill and intangible assets		(18,651,259)
Gain on disposal of property held for lease	5,687,312		82,805,785
Operating income /(loss)	(49,402,590)	(204,693,754)	147,809,450
Interest income	8,207,327	28,296,824	33,405,610
Interest expense	(158,008,411)	(183,398,772)	(129,487,405)
Net realized gain on short-term investments	(71,675,454)	(30,203,357)	5,052,944
Share of (loss)/income of equity investees	(26,166,538)	(23,345,765)	17,028,301
Net gain/ (loss) on debt extinguishment	9,620,914		(1,843,306)
Exchange gains/ (loss)	39,952,338	(9,707,463)	(3,093,907)
Other income/ (loss)	(1,968,849)	2,509,645	(1,296,377)
Income /(loss) from operations before income taxes	249,441,263	420,542,642	(67,575,310)
Income tax benefit/(expense)	(9,241,462)	7,280,528	(135,059,190)
Net loss	(258,682,725)	(413,262,114)	(67,483,880)
Depreciation and amortization	13,168,207	18,267,515	17,503,373
Capital expenditure	5,236,375	104,811	9,770,352
Real estate properties development completed	830,840,167	500,875,235
Real estate properties under development	2,446,216,486	2,368,747,467	3,449,829,092
Real estate properties development completed and under development	3,277,056,653	2,869,622,702
Real estate properties held for lease	373,467,867	440,300,371	483,108,207
Total long-lived assets	961,071,201	1,660,459,942	2,068,413,442
TOTAL ASSETS	5,850,278,327	6,446,279,290	7,669,323,576
Gain on disposal of property held for lease	5,687,312		82,805,785
Real Estate Sales [Member]
Segment Reporting Information
Revenue	809,412,923	1,392,240,005	1,604,891,939
Cost of revenue	(768,356,253)	(1,359,344,416)	(1,351,980,826)
Real Estate Management Services Income [Member]
Segment Reporting Information
Revenue	105,460,071	109,822,206	91,208,307
Cost of revenue	(79,609,736)	(73,978,205)	(55,437,978)
Other Revenue [Member]
Segment Reporting Information
Revenue	14,356,567	14,174,226	14,870,460
Cost of revenue	(9,802,123)	(12,320,064)	(9,755,542)
Henan [Member]
Segment Reporting Information
Real estate lease income (loss)	7,268,773	9,344,804	26,054,475
Total revenue	153,519,012	357,138,340	798,970,895
Cost of real estate lease income	(9,680,982)	(15,658,378)	(27,204,779)
Total costs of revenue	(150,603,069)	(390,575,801)	(674,627,764)
Gross profit	2,915,943	(33,437,461)	124,343,131
Operating expenses	(11,698,488)	(67,226,888)	(59,958,497)
Impairment losses on goodwill and intangible assets		0
Gain on disposal of property held for lease	2,650,215		82,805,785
Operating income /(loss)	(6,132,330)	(100,664,349)	147,190,419
Interest income	1,602,637	18,709,958	23,921,003
Interest expense	(13,389,344)	(12,070,505)	(14,568,255)
Net realized gain on short-term investments		0	183,450
Share of (loss)/income of equity investees	(3,718,820)	1,090,507	(3,539,268)
Net gain/ (loss) on debt extinguishment			0
Exchange gains/ (loss)	45,800,405	(20,163,471)	1,987,139
Other income/ (loss)	(1,587,295)	(2,110,256)	(4,041,056)
Income /(loss) from operations before income taxes	(22,575,253)	115,208,116	(151,133,432)
Income tax benefit/(expense)	(12,780,775)	43,657,150	(36,907,073)
Net loss	9,794,478	(71,550,966)	114,226,359
Depreciation and amortization	5,516,725	6,842,628	5,814,086
Capital expenditure	5,221,417	1,965,626	8,655,565
Real estate properties under development			897,218,594
Real estate properties development completed and under development	1,159,231,389	909,477,150
Real estate properties held for lease	48,958,513	72,022,044	74,613,257
Total long-lived assets	386,224,257	431,132,864	526,045,585
TOTAL ASSETS	2,270,506,759	2,279,523,193	2,838,641,480
Gain on disposal of property held for lease	2,650,215		82,805,785
Henan [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	133,906,983	338,195,148	766,314,384
Cost of revenue	(134,259,620)	(369,888,568)	(639,601,377)
Henan [Member] | Real Estate Management Services Income [Member]
Segment Reporting Information
Revenue	4,448,994	6,746,892	7,606,378
Cost of revenue	(5,631,437)	(3,708,523)	(6,675,680)
Henan [Member] | Other Revenue [Member]
Segment Reporting Information
Revenue	7,894,262	2,851,496	(1,004,342)
Cost of revenue	(1,031,030)	(1,320,332)	(1,145,928)
Shandong [Member]
Segment Reporting Information
Real estate lease income (loss)	1,530,316	665,170	(965,131)
Total revenue	154,435,022	175,035,303	284,868,795
Cost of real estate lease income	(852,927)	(611,378)	(292,726)
Total costs of revenue	(172,172,705)	(176,917,224)	(260,983,485)
Gross profit	(17,737,683)	(1,881,921)	23,885,310
Operating expenses	(13,408,341)	(10,880,365)	(15,211,169)
Impairment losses on goodwill and intangible assets		0
Gain on disposal of property held for lease	397,708		0
Operating income /(loss)	(30,748,316)	(12,762,286)	8,674,141
Interest income	280,967	(126,051)	1,919,529
Interest expense	(1,818,414)	(5,794,489)	(3,043,955)
Net realized gain on short-term investments		0	0
Share of (loss)/income of equity investees		(1,873,472)	11,483,448
Net gain/ (loss) on debt extinguishment			0
Exchange gains/ (loss)		0	0
Other income/ (loss)	17,236	3,336,726	90,325
Income /(loss) from operations before income taxes	32,268,527	17,219,572	(19,123,488)
Income tax benefit/(expense)	22,127,223	(3,885,809)	(12,299,796)
Net loss	(10,141,304)	(21,105,381)	6,823,692
Depreciation and amortization	874,640	914,765	887,005
Capital expenditure	803	0	0
Real estate properties under development			240,527,766
Real estate properties development completed and under development	412,162,579	116,698,109
Real estate properties held for lease	2,434,604	4,133,570	7,126,028
Total long-lived assets	13,434,007	517,720,952	553,491,246
TOTAL ASSETS	259,228,051	416,680,530	602,982,670
Gain on disposal of property held for lease	397,708		0
Shandong [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	152,896,390	174,353,777	285,706,736
Cost of revenue	(171,319,778)	(176,289,676)	(260,651,654)
Shandong [Member] | Real Estate Management Services Income [Member]
Segment Reporting Information
Revenue		0	0
Cost of revenue		0	0
Shandong [Member] | Other Revenue [Member]
Segment Reporting Information
Revenue	8,316	16,356	127,190
Cost of revenue		(16,170)	(39,105)
Sichuan [Member]
Segment Reporting Information
Real estate lease income (loss)	416,589	532,240	379,175
Total revenue	94,184,827	129,264,086	223,850,183
Cost of real estate lease income	(219,502)	(404,647)	(606,323)
Total costs of revenue	(88,743,294)	(165,008,835)	(215,254,411)
Gross profit	5,441,533	(35,744,749)	8,595,772
Operating expenses	(3,728,249)	(8,500,877)	(7,677,029)
Impairment losses on goodwill and intangible assets		0
Gain on disposal of property held for lease			0
Operating income /(loss)	1,713,284	(44,245,626)	918,743
Interest income	250,397	728,264	1,288,256
Interest expense	(24,130,024)	(26,416,301)	(18,381,805)
Net realized gain on short-term investments		0	0
Share of (loss)/income of equity investees		0	0
Net gain/ (loss) on debt extinguishment			0
Exchange gains/ (loss)		0	0
Other income/ (loss)	277,819	138,413	(8,773)
Income /(loss) from operations before income taxes	21,888,524	69,795,250	16,183,579
Income tax benefit/(expense)	(2,443,468)	12,936,548	2,875,576
Net loss	(24,331,992)	(56,858,702)	(13,308,003)
Depreciation and amortization	1,095,409	1,130,049	631,421
Capital expenditure		5,261	5,106
Real estate properties under development			547,932,945
Real estate properties development completed and under development	577,969,652	527,858,832
Real estate properties held for lease	32,786,449	36,470,962	36,262,110
Total long-lived assets	49,512,464	49,540,764	46,741,993
TOTAL ASSETS	709,048,905	710,687,239	734,426,656
Gain on disposal of property held for lease			0
Sichuan [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	93,804,069	128,609,911	222,959,432
Cost of revenue	(87,599,735)	(163,249,870)	(214,523,020)
Sichuan [Member] | Real Estate Management Services Income [Member]
Segment Reporting Information
Revenue		0	0
Cost of revenue		0	(13,189)
Sichuan [Member] | Other Revenue [Member]
Segment Reporting Information
Revenue	(35,831)	121,935	511,576
Cost of revenue	(924,057)	(1,354,318)	(111,879)
Beijing [Member]
Segment Reporting Information
Real estate lease income (loss)	177,246	371,919	695,548
Total revenue	144,236,584	317,183,758	65,241,428
Cost of real estate lease income	(365,600)	(542,152)	(805,353)
Total costs of revenue	(116,174,685)	(256,351,575)	(47,092,590)
Gross profit	28,061,899	60,832,183	18,148,838
Operating expenses	(42,774,682)	(80,605,508)	(73,902,008)
Impairment losses on goodwill and intangible assets		0
Gain on disposal of property held for lease			0
Operating income /(loss)	(14,712,783)	(19,773,325)	(55,753,170)
Interest income	1,093,214	249,117	103,788
Interest expense	(962,042)	(2,078,190)	(3,659,832)
Net realized gain on short-term investments	463	0	0
Share of (loss)/income of equity investees		0	0
Net gain/ (loss) on debt extinguishment			0
Exchange gains/ (loss)		0	0
Other income/ (loss)	420,916	(644,101)	684,530
Income /(loss) from operations before income taxes	14,160,232	22,246,499	58,624,684
Income tax benefit/(expense)	(4,379,784)	(21,349,169)	(8,431,043)
Net loss	(18,540,016)	(43,595,668)	(67,055,727)
Depreciation and amortization	1,162,790	3,942,986	5,832,130
Capital expenditure	1,577	1,076,187	716,935
Real estate properties under development			378,408,484
Real estate properties development completed and under development	45,945,861	173,273,166
Real estate properties held for lease	7,676,329	8,510,518	8,438,206
Total long-lived assets	24,828,219	46,722,553	50,734,107
TOTAL ASSETS	240,590,331	313,031,361	473,659,055
Gain on disposal of property held for lease			0
Beijing [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	142,331,456	313,960,495	62,401,289
Cost of revenue	(110,230,204)	(250,046,777)	(45,575,813)
Beijing [Member] | Real Estate Management Services Income [Member]
Segment Reporting Information
Revenue		0	0
Cost of revenue		0	0
Beijing [Member] | Other Revenue [Member]
Segment Reporting Information
Revenue	1,727,882	2,851,344	2,144,591
Cost of revenue	(5,578,881)	(5,762,646)	(711,424)
Hainan [Member]
Segment Reporting Information
Real estate lease income (loss)		0	0
Total revenue		413	10,092,232
Cost of real estate lease income		0	(44,900)
Total costs of revenue		0	(5,548,700)
Gross profit		413	4,543,532
Operating expenses	(47,094)	(310,883)	(1,355,382)
Impairment losses on goodwill and intangible assets		0
Gain on disposal of property held for lease			0
Operating income /(loss)	(47,094)	(310,470)	3,188,150
Interest income	145	25,957	4,817
Interest expense		0	0
Net realized gain on short-term investments		0	0
Share of (loss)/income of equity investees		0	0
Net gain/ (loss) on debt extinguishment			0
Exchange gains/ (loss)		0	0
Other income/ (loss)	325	(36,650)	43,136
Income /(loss) from operations before income taxes	46,624	321,163	(3,236,103)
Income tax benefit/(expense)	463	1,431,319	(4,482,485)
Net loss	(46,161)	1,110,156	(1,246,382)
Depreciation and amortization		0	56,888
Capital expenditure		0	0
Real estate properties under development			2,162,115
Real estate properties development completed and under development		0
Real estate properties held for lease			0
Total long-lived assets	5,774,972	5,813,925	5,863,831
TOTAL ASSETS	11,212,039	11,747,496	23,560,573
Gain on disposal of property held for lease			0
Hainan [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue		0	10,084,944
Cost of revenue		0	(5,503,574)
Hainan [Member] | Real Estate Management Services Income [Member]
Segment Reporting Information
Revenue		0	0
Cost of revenue		0	0
Hainan [Member] | Other Revenue [Member]
Segment Reporting Information
Revenue		413	7,288
Cost of revenue		0	(226)
Hunan [Member]
Segment Reporting Information
Real estate lease income (loss)	1,162,618	1,223,472	741,527
Total revenue	1,008,538	10,333,688	28,989,921
Cost of real estate lease income	(363,485)	(1,206,177)	(1,046,888)
Total costs of revenue	(130,902)	(11,162,470)	(5,728,560)
Gross profit	877,636	(828,782)	23,261,361
Operating expenses	(1,242,859)	(1,059,651)	(1,608,076)
Impairment losses on goodwill and intangible assets		0
Gain on disposal of property held for lease			0
Operating income /(loss)	(365,223)	(1,888,433)	21,653,285
Interest income	3,073	7,576	38,096
Interest expense		0	0
Net realized gain on short-term investments		0	0
Share of (loss)/income of equity investees		0	0
Net gain/ (loss) on debt extinguishment			0
Exchange gains/ (loss)		0	0
Other income/ (loss)	187,576	205,877	43,576
Income /(loss) from operations before income taxes	174,574	1,674,980	(21,734,957)
Income tax benefit/(expense)	174,167	(3,023,380)	(14,391,424)
Net loss	(407)	(4,698,360)	7,343,533
Depreciation and amortization		0	174,291
Capital expenditure		0	0
Real estate properties under development			12,433,669
Real estate properties development completed and under development	4,995,367	3,312,065
Real estate properties held for lease	54,293,887	59,903,607	66,684,905
Total long-lived assets	68,720,346	75,895,086	75,248,369
TOTAL ASSETS	78,448,652	82,923,478	92,009,978
Gain on disposal of property held for lease			0
Hunan [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	(1,058,911)	8,271,910	27,721,542
Cost of revenue	943,112	(9,214,046)	(4,404,236)
Hunan [Member] | Real Estate Management Services Income [Member]
Segment Reporting Information
Revenue		0	0
Cost of revenue		0	(4,957)
Hunan [Member] | Other Revenue [Member]
Segment Reporting Information
Revenue	904,831	838,306	526,852
Cost of revenue	(710,529)	(742,247)	(272,479)
Shanghai [Member]
Segment Reporting Information
Real estate lease income (loss)	2,080,042	1,339,557	772,402
Total revenue	5,689,099	138,442,300	124,101,245
Cost of real estate lease income	(778,313)	(193,442)	(736,537)
Total costs of revenue	(4,278,612)	(125,392,217)	(93,933,974)
Gross profit	1,410,487	13,050,083	30,167,271
Operating expenses	(3,366,711)	(19,136,811)	(10,679,950)
Impairment losses on goodwill and intangible assets		0
Gain on disposal of property held for lease	2,150,988		0
Operating income /(loss)	194,764	(6,086,728)	19,487,321
Interest income	656,403	348,282	2,068,141
Interest expense	(99,438)	(910,853)	(987,612)
Net realized gain on short-term investments		0	0
Share of (loss)/income of equity investees	3,784,015	1,052,997	7,795,833
Net gain/ (loss) on debt extinguishment			0
Exchange gains/ (loss)		(21)	0
Other income/ (loss)	(19,220)	144,617	(415,481)
Income /(loss) from operations before income taxes	(4,516,524)	5,451,706	(27,948,202)
Income tax benefit/(expense)	(3,927,044)	(4,274,715)	(39,723,025)
Net loss	589,480	(9,726,421)	(11,774,823)
Depreciation and amortization	647,400	198,149	2,556,696
Capital expenditure		0	15,874
Real estate properties under development			215,890,331
Real estate properties development completed and under development	100,867,987	105,042,744
Real estate properties held for lease	32,354,424	36,147,355	35,512,059
Total long-lived assets	133,703,563	138,953,401	133,733,839
TOTAL ASSETS	540,587,961	600,814,871	751,266,943
Gain on disposal of property held for lease	2,150,988		0
Shanghai [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	3,056,829	135,072,403	120,260,357
Cost of revenue	(7,306,487)	(125,086,848)	(93,074,146)
Shanghai [Member] | Real Estate Management Services Income [Member]
Segment Reporting Information
Revenue		0	0
Cost of revenue	3,188,299	0	0
Shanghai [Member] | Other Revenue [Member]
Segment Reporting Information
Revenue	552,228	2,030,340	3,068,486
Cost of revenue	617,889	(111,927)	(123,291)
Shaanxi [Member]
Segment Reporting Information
Real estate lease income (loss)	2,349,797	3,251,637	2,353,682
Total revenue	195,197,625	172,051,797	15,588,171
Cost of real estate lease income	128,004	(62,840)	(1,623,994)
Total costs of revenue	(160,242,257)	(147,181,253)	(18,062,954)
Gross profit	34,955,368	24,870,544	(2,474,783)
Operating expenses	(5,165,593)	(9,182,945)	(4,061,452)
Impairment losses on goodwill and intangible assets		0
Gain on disposal of property held for lease			0
Operating income /(loss)	29,789,775	15,687,599	(6,536,235)
Interest income	667,222	254,323	8,130
Interest expense	(4,726,423)	(8,046,152)	0
Net realized gain on short-term investments		0	0
Share of (loss)/income of equity investees		0	67,698
Net gain/ (loss) on debt extinguishment			0
Exchange gains/ (loss)		0	0
Other income/ (loss)	49,144	381,157	289,746
Income /(loss) from operations before income taxes	(25,779,718)	(8,276,927)	6,170,661
Income tax benefit/(expense)	(2,378,418)	(9,366,699)	589,659
Net loss	23,401,300	(1,089,772)	(5,581,002)
Depreciation and amortization	1,832,811	1,934,681	20,375
Capital expenditure		576	0
Real estate properties under development			224,821,947
Real estate properties development completed and under development	35,489,672	45,339,962
Real estate properties held for lease	86,799,863	96,574,698	96,083,662
Total long-lived assets	96,615,555	107,098,269	105,461,495
TOTAL ASSETS	323,750,877	289,048,826	362,198,503
Gain on disposal of property held for lease			0
Shaanxi [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	191,013,871	166,007,116	10,991,930
Cost of revenue	(156,675,331)	(142,797,184)	(14,731,175)
Shaanxi [Member] | Real Estate Management Services Income [Member]
Segment Reporting Information
Revenue	1,833,511	2,793,044	2,358,631
Cost of revenue	(3,694,930)	(4,321,229)	(1,707,785)
Shaanxi [Member] | Other Revenue [Member]
Segment Reporting Information
Revenue	446	0	(116,072)
Cost of revenue		0	0
US subsidiaries [Member]
Segment Reporting Information
Real estate lease income (loss)	4,041,509	2,980,504	4,723,438
Total revenue	62,049,289	29,413,735	6,256,475
Cost of real estate lease income	(2,081,799)	(3,740,076)	(3,740,076)
Total costs of revenue	(77,840,871)	(36,200,910)	(4,518,739)
Gross profit	(15,791,582)	(6,787,175)	1,737,736
Operating expenses	(17,406,597)	(7,223,166)	(6,198,996)
Gain on disposal of property held for lease			0
Operating income /(loss)	(33,198,179)	(14,010,341)	(4,461,260)
Interest income	701	1,610	41,143
Interest expense	(15,815,618)	(15,736,448)	(5,316,337)
Net realized gain on short-term investments			0
Share of (loss)/income of equity investees			0
Net gain/ (loss) on debt extinguishment			0
Exchange gains/ (loss)			0
Other income/ (loss)	(36,029)	17,770	0
Income /(loss) from operations before income taxes	49,049,125	29,727,409	9,736,454
Income tax benefit/(expense)	1,206,732	(144,962)	0
Net loss	(47,842,393)	(29,872,371)	(9,736,454)
Depreciation and amortization	612,887	1,037,064	46,680
Capital expenditure	(63)	241,312	0
Real estate properties under development			283,124,970
Real estate properties development completed and under development	266,654,891	307,041,456
Real estate properties held for lease	107,905,636	126,157,420	157,975,249
Total long-lived assets	118,812,943	139,099,651	171,374,723
TOTAL ASSETS	404,653,727	468,517,290	474,896,649
Gain on disposal of property held for lease			0
US subsidiaries [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	58,007,780	23,325,750	927,700
Cost of revenue	(75,759,072)	(32,460,834)	(778,663)
US subsidiaries [Member] | Real Estate Management Services Income [Member]
Segment Reporting Information
Revenue			0
Cost of revenue			0
US subsidiaries [Member] | Other Revenue [Member]
Segment Reporting Information
Revenue		3,107,481	605,337
Cost of revenue			0
Guangdong [Member]
Segment Reporting Information
Real estate lease income (loss)	1,727,356		0
Total revenue	37,191,781	69,189,406	47,787,761
Cost of real estate lease income	(6,023,790)		0
Total costs of revenue	(32,748,445)	(60,760,643)	(34,037,084)
Gross profit	4,443,336	8,428,763	13,750,677
Operating expenses	(3,297,920)	(10,540,700)	(3,423,234)
Gain on disposal of property held for lease			0
Operating income /(loss)	1,145,416	(2,111,937)	10,327,443
Interest income	31,785	33,242	44,417
Interest expense		(358,532)	0
Net realized gain on short-term investments			0
Share of (loss)/income of equity investees	(15,920,880)	(4,010,602)	(1,602,617)
Net gain/ (loss) on debt extinguishment			0
Exchange gains/ (loss)			0
Other income/ (loss)	99,781	(1,434,297)	52,058
Income /(loss) from operations before income taxes	14,643,898	7,882,126	(8,821,301)
Income tax benefit/(expense)	(2,377,772)	(1,674,207)	(9,482,301)
Net loss	(17,021,670)	(9,556,333)	(661,000)
Depreciation and amortization		12,193	17,042
Capital expenditure			0
Real estate properties under development			395,376,646
Real estate properties development completed and under development	395,241,531	398,158,018
Real estate properties held for lease			0
Total long-lived assets	34,008,878	53,982,579	23,549,642
TOTAL ASSETS	499,695,879	568,073,393	478,343,726
Gain on disposal of property held for lease			0
Guangdong [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	34,659,102	68,681,906	47,787,761
Cost of revenue	(25,841,656)	(58,588,051)	(34,034,932)
Guangdong [Member] | Real Estate Management Services Income [Member]
Segment Reporting Information
Revenue			0
Cost of revenue			0
Guangdong [Member] | Other Revenue [Member]
Segment Reporting Information
Revenue	805,323	507,500	0
Cost of revenue	(882,999)	(2,172,592)	(2,152)
Hubei [Member]
Segment Reporting Information
Real estate lease income (loss)		13,482	0
Total revenue	564,076	132,434	0
Cost of real estate lease income		0	(19,723)
Total costs of revenue	(21,408)	(25,726)	(43,339)
Gross profit	542,668	106,708	(43,339)
Operating expenses	(1,331,279)	(1,273,031)	(1,391,277)
Impairment losses on goodwill and intangible assets		0
Gain on disposal of property held for lease			0
Operating income /(loss)	(788,611)	(1,166,323)	(1,434,616)
Interest income	78	202	885
Interest expense		0	0
Net realized gain on short-term investments		0	0
Share of (loss)/income of equity investees		0	0
Net gain/ (loss) on debt extinguishment			0
Exchange gains/ (loss)		0	0
Other income/ (loss)	(8,098)	1,789	12,620
Income /(loss) from operations before income taxes	796,631	1,164,332	1,421,111
Income tax benefit/(expense)	(1,359,448)	(1,926,116)	(2,458,177)
Net loss	(2,156,079)	(3,090,448)	(3,879,288)
Depreciation and amortization	23,806	48,721	1,234,539
Capital expenditure	4,186	0	0
Real estate properties under development			165,423,590
Real estate properties development completed and under development	191,185,397	190,450,736
Real estate properties held for lease		0	0
Total long-lived assets	769,742	920,192	566,337
TOTAL ASSETS	197,190,024	196,509,533	175,174,331
Gain on disposal of property held for lease			0
Hubei [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	564,076	118,952	0
Cost of revenue	(21,408)	(25,726)	(23,616)
Hubei [Member] | Real Estate Management Services Income [Member]
Segment Reporting Information
Revenue		0	0
Cost of revenue		0	0
Hubei [Member] | Other Revenue [Member]
Segment Reporting Information
Revenue		0	0
Cost of revenue		0	0
Liaoning [Member]
Segment Reporting Information
Real estate lease income (loss)		0	0
Total revenue	381,090	35,695,076	49,168,045
Cost of real estate lease income		0	0
Total costs of revenue	(305,238)	(31,758,539)	(38,572,816)
Gross profit	75,852	3,936,537	10,595,229
Operating expenses	(2,089,948)	(4,700,371)	(4,897,483)
Impairment losses on goodwill and intangible assets		0
Gain on disposal of property held for lease			0
Operating income /(loss)	(2,014,096)	(763,834)	5,697,746
Interest income	1,283	23,321	31,849
Interest expense		0	0
Net realized gain on short-term investments		0	0
Share of (loss)/income of equity investees		0	0
Net gain/ (loss) on debt extinguishment			0
Exchange gains/ (loss)		0	0
Other income/ (loss)	(1,452,134)	(46,098)	7,341
Income /(loss) from operations before income taxes	3,464,947	786,611	(5,736,936)
Income tax benefit/(expense)	(485,277)	(1,471,006)	(2,591,042)
Net loss	(3,950,224)	(2,257,617)	3,145,894
Depreciation and amortization	13,918	19,401	232,220
Capital expenditure		17,091	376,871
Real estate properties under development			52,622,159
Real estate properties development completed and under development	53,684,534	59,279,630
Real estate properties held for lease		0	0
Total long-lived assets	857,181	773,073	930,819
TOTAL ASSETS	61,041,098	69,505,369	73,164,781
Gain on disposal of property held for lease			0
Liaoning [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue	231,278	35,642,637	49,168,045
Cost of revenue	(286,074)	(31,696,836)	(38,572,816)
Liaoning [Member] | Real Estate Management Services Income [Member]
Segment Reporting Information
Revenue		0	0
Cost of revenue		0	0
Liaoning [Member] | Other Revenue [Member]
Segment Reporting Information
Revenue	149,812	52,439	0
Cost of revenue	(19,164)	(61,703)	0
Property Management [Member]
Segment Reporting Information
Real estate lease income (loss)		0	0
Total revenue	101,526,864	102,078,886	89,047,451
Cost of real estate lease income		0	0
Total costs of revenue	(74,745,020)	(66,726,582)	(54,427,858)
Gross profit	26,781,844	35,352,304	34,619,593
Operating expenses	(9,376,483)	(8,869,355)	(9,390,896)
Impairment losses on goodwill and intangible assets		0
Gain on disposal of property held for lease			0
Operating income /(loss)	17,405,361	26,482,949	25,228,697
Interest income	1,449,210	2,421,863	755,677
Interest expense	(69,672)	(64,549)	(5,708)
Net realized gain on short-term investments		0	0
Share of (loss)/income of equity investees	(810,983)	(1,004,547)	(152,121)
Net gain/ (loss) on debt extinguishment			0
Exchange gains/ (loss)	(699,044)	(203,338)	100,523
Other income/ (loss)	881,696	942,072	934,711
Income /(loss) from operations before income taxes	(18,156,568)	(28,574,450)	(26,861,779)
Income tax benefit/(expense)	(1,482,371)	(4,832,629)	(8,191,925)
Net loss	16,674,197	23,741,821	18,669,854
Depreciation and amortization	533,861	526,727	0
Capital expenditure	8,455	668,407	1
Real estate properties under development			0
Real estate properties development completed and under development		0
Real estate properties held for lease		0	0
Total long-lived assets	7,209,649	15,628,394	9,062,110
TOTAL ASSETS	147,478,659	176,825,788	160,332,607
Gain on disposal of property held for lease			0
Property Management [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue		0	567,819
Cost of revenue		0	(505,804)
Property Management [Member] | Real Estate Management Services Income [Member]
Segment Reporting Information
Revenue	99,177,566	100,282,270	81,243,298
Cost of revenue	(73,471,668)	(65,948,453)	(47,036,367)
Property Management [Member] | Other Revenue [Member]
Segment Reporting Information
Revenue	2,349,298	1,796,616	7,236,334
Cost of revenue	(1,273,352)	(778,129)	(6,885,687)
Others [Member]
Segment Reporting Information
Real estate lease income (loss)	28,366	58,559	37,369
Total revenue	28,366	58,559	1,800,589
Cost of real estate lease income	(49,559)	(19,090)	(798)
Total costs of revenue	(49,559)	(19,090)	(464,169)
Gross profit	(21,193)	39,469	1,336,420
Operating expenses	(12,111,766)	(24,468,860)	(27,707,634)
Impairment losses on goodwill and intangible assets		(18,651,259)
Gain on disposal of property held for lease	488,401		0
Operating income /(loss)	(11,644,558)	(43,080,650)	(26,371,214)
Interest income	2,170,212	5,619,160	3,179,879
Interest expense	(96,997,436)	(111,922,753)	(83,523,901)
Net realized gain on short-term investments	(71,675,917)	(30,203,357)	4,869,494
Share of (loss)/income of equity investees	(9,499,870)	(18,600,648)	2,975,328
Net gain/ (loss) on debt extinguishment	9,620,914		(1,843,306)
Exchange gains/ (loss)	(5,149,023)	10,659,367	(5,181,569)
Other income/ (loss)	(800,566)	1,612,626	1,010,890
Income /(loss) from operations before income taxes	183,976,244	185,916,255	104,884,399
Income tax benefit/(expense)	(1,135,690)	1,204,203	433,866
Net loss	(185,111,934)	(184,712,052)	(104,450,533)
Depreciation and amortization	853,960	1,660,151	0
Capital expenditure		(3,869,649)	0
Real estate properties under development			33,885,876
Real estate properties development completed and under development	33,627,793	33,690,834
Real estate properties held for lease	258,162	380,197	412,731
Total long-lived assets	20,599,425	77,178,239	365,609,346
TOTAL ASSETS	106,845,365	262,390,923	428,665,624
Gain on disposal of property held for lease	$ 488,401		0
Others [Member] | Real Estate Sales [Member]
Segment Reporting Information
Revenue		0	0
Cost of revenue			0
Others [Member] | Real Estate Management Services Income [Member]
Segment Reporting Information
Revenue		0	0
Cost of revenue		0	0
Others [Member] | Other Revenue [Member]
Segment Reporting Information
Revenue		0	1,763,220
Cost of revenue		$ 0	$ (463,371)